Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2016	Dec. 31, 2015 [1]
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	54,530,843	54,958,912
Ordinary shares, shares outstanding	54,530,843	54,958,912

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).